The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 7, 2014 (Accession No. 0001193125-14-187357), which is incorporated herein by reference.